Accounting Developments	12 Months Ended
Nov. 30, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Accounting Developments	Accounting Developments
Accounting Developments - Accounting Standards Adopted in Current Annual Reporting Period

Financial Instruments - Credit Losses. In June 2016, the FASB issued new guidance which provides for estimating credit losses on financial assets measured at amortized cost by introducing an approach based on expected losses over the financial asset's entire life, recorded at inception or purchase. We adopted the new credit loss guidance on December 1, 2020 and applied a modified retrospective approach through a cumulative-effect adjustment to retained earnings upon adoption. At transition on December 1, 2020, the new accounting guidance's adoption resulted in an increase in the allowance for credit losses of $26.5 million with a corresponding decrease in retained earnings of $19.9 million, net of tax. The increase is primarily attributable to a $30.1 million increase in the allowance for credit losses in Foursight Capital's portfolio of held to maturity auto finance receivables. Foursight Capital estimates expected credit losses on its portfolio using analysis of historical portfolio performance data as well as external economic factors that management considers to be relevant to the credit losses expected in the portfolio. This is partially offset by a $3.6 million decrease in the allowance for credit losses at Jefferies Group that is attributable to applying a revised provisioning methodology based on historical loss experience for its investment banking fee receivables.
We have determined expected credit losses to be immaterial upon adoption for our other financial instruments within the scope of the guidance. A significant portion of our financial instruments within the scope of the guidance represent secured financing receivables (reverse repurchase agreements, secured borrowing arrangements, and margin loans) that are substantially collateralized. For our secured financing receivables, we have concluded that the impact upon adoption was immaterial because the contractual collateral maintenance provisions require that the counterparty continually adjust the amount of collateralization securing the credit exposure on these contracts. Collateralization levels for our secured financing receivables are initially established based upon the counterparty, the type of acceptable collateral that is monitored daily and adjusted to mitigate the potential of any credit losses. For the remaining financial instruments within the guidance's scope, the expected credit losses were also determined to be immaterial considering the counterparty's credit quality, an insignificant history of credit losses, or the short-term nature of the credit exposures.

Goodwill. In January 2017, the FASB issued new guidance which simplifies goodwill impairment testing. We adopted the guidance in the first quarter of fiscal 2021 and the adoption did not have a material impact on our consolidated financial statements.

Defined Benefit Plans. In August 2018, the FASB issued new guidance to improve the effectiveness of disclosure requirements on defined benefit pension plans and other post-retirement plans. We adopted the guidance in the first quarter of fiscal 2021 and the adoption did not have a material impact on our consolidated financial statements.

Internal-Use Software. In August 2018, the FASB issued new guidance which amends the definition of a hosting arrangement and requires that the customer in a hosting arrangement that is a service contract capitalize certain implementation costs as if the arrangement was an internal-use software project. We adopted the guidance in the first quarter of fiscal 2021 and elected to apply the guidance prospectively to implementation costs incurred after the adoption date. The adoption did not have an impact on our consolidated financial statements on the adoption date.

Consolidation. In October 2018, the FASB issued new guidance which requires indirect interests held through related parties under common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. We adopted the guidance in the first quarter of fiscal 2021 and the adoption did not have a material impact on our consolidated financial statements.

Income Taxes. In December 2019, the FASB issued new guidance to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and to provide more consistent application to improve the comparability of financial statements. We adopted the guidance in the first quarter of fiscal 2021 and the adoption did not have a material impact on our consolidated financial statements.